RELATED-PARTY TRANSACTIONS (Narrative) (Details) (USD $)	Sep. 30, 2014	Aug. 29, 2014	Jul. 30, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Due to related party	$ 37,008	$ 9,008	$ 28,000	$ 0